INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS
INTANGIBLE ASSETS

6. INTANGIBLE ASSETS

	2012	2013
	RMB	RMB
Computer equipment software	21,448	20,392
Acquired training licenses	3,522	3,522
Less: Accumulated amortization	(21,051)	(20,262)

Net book value	3,919	3,652

        Amortization expense was RMB1,615, RMB1,500 and RMB1,824 for the years ended December 31, 2011, 2012 and 2013, respectively.

        The Company will record estimated amortization expenses of RMB1,464, RMB909, RMB603, RMB509 and RMB167 for the years ending December 31, 2014, 2015, 2016, 2017 and 2018, respectively.